Cover	Jun. 09, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2020
Entity File Number	001-15491
Entity Registrant Name	KEMET Corporation
Entity Central Index Key	0000887730
Entity Tax Identification Number	57-0923789
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	KEMET Tower
Entity Address, Address Line Two	One East Broward Blvd.
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	954
Local Phone Number	766-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	KEM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false